21. Direct taxes, charges and contributions payable (Tables)	12 Months Ended
Dec. 31, 2017
Direct Taxes Charges And Contributions Payable Tables
Schedule of direct taxes charges and contributions payable
	2017	2016

Income tax and social contribution	391,813	507,915
PIS/COFINS	38,880	59,811
Other (*)	36,881	54,840
	467,574	622,566

Current portion	(260,786)	(363,726)
Non-current portion	206,788	258,840